Net Revenues	12 Months Ended
Dec. 31, 2021
Net Revenues Disclosure [Abstract]
Net Revenues
(13)	NET REVENUES

The components of net revenues for the years ended December 31, 2019, 2020 and 2021, are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Portfolio training services	63,828,907	113,191,386	151,433,831
Research-based learning services	10,456,269	4,452,915	5,977,438
Overseas study counselling services	8,091,551	21,059,645	23,623,998
Other educational services	9,045,411	20,025,679	21,174,198
K-12 education assessment and other services	6,348,029	3,437,922	—
Net Revenues	97,770,167	162,167,547	202,209,465

K-12 education assessment and other services revenues primarily include K-12 education assessment services and content development services. The Company no longer provided these services along with the disposal of Muhua Shangce since June 2, 2021.

Deferred revenue is recorded when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration from the customer in advance. Part of the balance as of January 1, 2019 was recognized as revenues during the year ended December 31, 2019. In addition, changes in the deferred revenue balances during the year ended December 31, 2019 included RMB 163,400,000 of deferred revenue acquired in connection with the Huanqiuyimeng Acquisition. See Note 3.

Changes in the deferred revenue balances during the year ended December 31, 2020 and 2021 are as follows:

	Fiscal year ended December 31,
	2020	2021
	RMB	RMB
Balance at of the beginning of the period	171,880,131	199,448,112
Cash received in advance, net of VAT	197,007,588	210,709,401
Revenue recognized from opening balance of deferred revenue	(92,221,808)	(106,900,106)
Revenue recognized from deferred revenue arising during the year	(68,036,452)	(94,296,098)
Disposal of subsidiaries and campuses in relation to junior art education services	(4,689,176)	—
Disposal of Equity Interests in Muhua Shangce	—	(3,793,597)
Change of refund liabilities	(4,492,171)	(2,714,620)
Balance at of the end of the period	199,448,112	202,453,092